Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Held-to-Maturity Securities
9.1	Held-to-maturity securities

	As at 31 December 2017	As at 31 December 2016
	RMB million	RMB million
Debt securities
Government bonds	125,866	97,196
Government agency bonds	241,808	169,001
Corporate bonds	200,869	178,444
Subordinated bonds/debts	148,494	150,089

Total	717,037	594,730

Debt securities
Listed in Mainland, PRC	91,631	64,192
Listed in Hong Kong, PRC	136	144
Listed in Singapore	19	20
Unlisted	625,251	530,374

Total	717,037	594,730

Contractual Maturity Schedule of Held-to-Maturity Securities

Debt securities - Contractual maturity schedule	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Maturing:
Within one year	22,496	30,615
After one year but within five years	112,932	71,661
After five years but within ten years	288,496	231,608
After ten years	293,113	260,846

Total	717,037	594,730

Summary of Loans
9.2	Loans

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Policy loans	107,957	92,442
Other loans (i)	275,547	134,131

Total	383,504	226,573

(i)	Other loans mainly consisted of different types of asset management products. As at 31 December 2017, asset management products of RMB44,835 million (as at 31 December 2016: RMB37,679 million) were owned by the Group, which are issued by CL AMC (including its subsidiaries), a subsidiary of the Company. The total assets of those products were RMB62,015 million (as at 31 December 2016: RMB114,499 million). Meanwhile, the Group also owned asset management products of RMB202,255 million (as at 31 December 2016: RMB77,999 million) issued by other financial institutions. Asset management products are guaranteed by third parties or with pledge, or have the fiscal annual budget income as the source of repayment, or have higher credit rating borrowers. The Group did not guarantee or provide any financing support for other loans, and considers that the carrying value of other loans represents its maximum risk exposure.

During the year ended 31 December 2017, the Group’s investment income from the above asset management products was RMB10,150 million (2016: RMB6,820 million), and the related asset management fee received by AMC (including its subsidiaries) for all asset management products it issued was RMB222 million (2016: RMB236 million).

Summary of Loans Maturity

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Maturing:
Within one year	128,856	112,592
After one year but within five years	132,575	70,978
After five years but within ten years	90,556	25,503
After ten years	31,517	17,500

Total	383,504	226,573

Summary of Term Deposits Maturity
9.3	Term deposits

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Maturing:
Within one year	97,076	185,835
After one year but within five years	349,524	344,790
After five years but within ten years	2,800	7,700

Total	449,400	538,325

Summary of Restricted Statutory Deposits Maturity
9.4	Statutory deposits - restricted

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Contractual maturity schedule:
Within one year	3,933	1,720
After one year but within five years	2,400	4,613

Total	6,333	6,333

Summary of Available-for-Sale Securities
9.5	Available-for-sale securities

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Available-for-sale securities, at fair value
Debt securities
Government bonds	24,632	21,653
Government agency bonds	157,765	146,310
Corporate bonds	197,133	188,337
Subordinated bonds/debts	13,495	16,708
Wealth management products	430	11,321
Others (i)	61,669	15,429

Subtotal	455,124	399,758

Equity securities
Funds	91,344	105,290
Common stocks	129,424	100,131
Preferred stocks	31,651	27,880
Wealth management products	40,327	81,854
Others (i)	42,027	30,673

Subtotal	334,773	345,828

Available-for-sale securities, at cost
Equity securities
Others (i)	20,837	20,837

Total	810,734	766,423

(i)	Other available-for-sale securities mainly include unlisted equity investments, private equity funds and trust schemes. The Group did not guarantee or provide any financing support for other available-for-sale securities, and considered that the carrying value of other available-for-sale securities represents its maximum risk exposure.

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Debt securities
Listed in Mainland, PRC	44,929	37,163
Unlisted	410,195	362,595

Subtotal	455,124	399,758

Equity securities
Listed in Mainland, PRC	93,384	91,011
Listed in Hong Kong, PRC	41,507	25,034
Listed overseas	132	232
Unlisted	220,587	250,388

Subtotal	355,610	366,665

Total	810,734	766,423

Contractual Maturity Schedule of Available-for-Sale Securities

Debt securities - Contractual maturity schedule	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Maturing:
Within one year	42,410	33,261
After one year but within five years	153,630	144,443
After five years but within ten years	167,552	113,779
After ten years	91,532	108,275

Total	455,124	399,758

Summary of Securities at Fair Value through Profit or Loss
9.6	Securities at fair value through profit or loss

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Debt securities
Government bonds	2,081	380
Government agency bonds	9,084	6,762
Corporate bonds	66,915	144,131
Others	4,811	3,133

Subtotal	82,891	154,406

Equity securities
Funds	9,892	14,683
Common stocks	44,026	40,035

Subtotal	53,918	54,718

Total	136,809	209,124

Debt securities
Listed in Mainland, PRC	26,776	19,512
Listed overseas	292	89
Unlisted	55,823	134,805

Subtotal	82,891	154,406

Equity securities
Listed in Mainland, PRC	39,442	37,614
Listed in Hong Kong, PRC	79	74
Listed overseas	7,187	6,284
Unlisted	7,210	10,746

Subtotal	53,918	54,718

Total	136,809	209,124

Contractual Maturity Schedule of Securities Purchased under Agreements to Resell
9.7	Securities purchased under agreements to resell

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Maturing:
Within 30 days	36,055	43,518
After 30 but within 90 days	130	20

Total	36,185	43,538

Summary of Accrued Investment Income
9.8	Accrued investment income

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Bank deposits	24,942	35,763
Debt securities	21,423	17,642
Others	4,276	2,540

Total	50,641	55,945

Current	44,789	44,722
Non-current	5,852	11,223

Total	50,641	55,945